Insurance business (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Contracts [Abstract]
Schedule of net insurance premium income and liabilities under insurance contracts

Net insurance premium income
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross insurance premium income	9,353	489	2,266	12,108
Reinsurers’ share of gross insurance premium income	(1,465)	(7)	—	(1,472)
Year ended 31 Dec 2019	7,888	482	2,266	10,636

Gross insurance premium income	8,616	422	2,300	11,338
Reinsurers’ share of gross insurance premium income	(672)	(7)	—	(679)
Year ended 31 Dec 2018	7,944	415	2,300	10,659

Gross insurance premium income	8,424	351	2,027	10,802
Reinsurers’ share of gross insurance premium income	(1,016)	(7)	—	(1,023)
Year ended 31 Dec 2017	7,408	344	2,027	9,779

1	Discretionary participation features.

Net insurance claims and benefits paid and movement in liabilities to policyholders
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross claims and benefits paid and movement in liabilities	11,305	1,217	3,810	16,332
– claims, benefits and surrenders paid	3,783	900	1,921	6,604
– movement in liabilities	7,522	317	1,889	9,728
Reinsurers’ share of claims and benefits paid and movement in liabilities	(1,402)	(4)	—	(1,406)
– claims, benefits and surrenders paid	(411)	(17)	—	(428)
– movement in liabilities	(991)	13	—	(978)
Year ended 31 Dec 2019	9,903	1,213	3,810	14,926

Gross claims and benefits paid and movement in liabilities	8,943	(446)	1,724	10,221
– claims, benefits and surrenders paid	3,852	1,088	1,869	6,809
– movement in liabilities	5,091	(1,534)	(145)	3,412
Reinsurers’ share of claims and benefits paid and movement in liabilities	(605)	191	—	(414)
– claims, benefits and surrenders paid	(311)	(181)	—	(492)
– movement in liabilities	(294)	372	—	78
Year ended 31 Dec 2018	8,338	(255)	1,724	9,807

Gross claims and benefits paid and movement in liabilities	8,894	1,413	2,901	13,208
– claims, benefits and surrenders paid	2,883	1,044	2,002	5,929
– movement in liabilities	6,011	369	899	7,279
Reinsurers’ share of claims and benefits paid and movement in liabilities	(942)	65	—	(877)
– claims, benefits and surrenders paid	(297)	(223)	—	(520)
– movement in liabilities	(645)	288	—	(357)
Year ended 31 Dec 2017	7,952	1,478	2,901	12,331

1	Discretionary participation features.

Liabilities under insurance contracts
		Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	Footnotes	$m	$m	$m	$m
Gross liabilities under insurance contracts at 1 Jan 2019		57,283	5,789	24,258	87,330
Claims and benefits paid		(3,804)	(900)	(1,900)	(6,604)
Increase in liabilities to policyholders		11,326	1,217	3,789	16,332
Exchange differences and other movements	2	519	45	(183)	381
Gross liabilities under insurance contracts at 31 Dec 2019		65,324	6,151	25,964	97,439
Reinsurers’ share of liabilities under insurance contracts		(3,521)	(71)	—	(3,592)
Net liabilities under insurance contracts at 31 Dec 2019		61,803	6,080	25,964	93,847

Gross liabilities under insurance contracts at 1 Jan 2018		52,112	7,548	26,007	85,667
Impact on transition to IFRS 9		(69)	—	—	(69)
Claims and benefits paid		(3,852)	(1,088)	(1,869)	(6,809)
Increase in liabilities to policyholders		8,943	(446)	1,724	10,221
Exchange differences and other movements	2	149	(225)	(1,604)	(1,680)
Gross liabilities under insurance contracts at 31 Dec 2018		57,283	5,789	24,258	87,330
Reinsurers’ share of liabilities under insurance contracts		(2,438)	(68)	—	(2,506)
Net liabilities under insurance contracts at 31 Dec 2018		54,845	5,721	24,258	84,824

1	Discretionary participation features.

2	‘Exchange differences and other movements’ includes movements in liabilities arising from net unrealised investment gains recognised in other comprehensive income.